Debt and Credit Facilities - Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities (note 10)	$ 109	$ 0
Leasehold incentives	1,353	0
Short-term debt	550	200
Long-term debt due within one year	400	1,433	$ 0		$ 1,050
Long-term debt	4,570	4,114	$ 2,387		$ 1,637
Other non-current financial liabilities	454	1,107
Long-term debt issuance	1,000	0
Long-term debt repayment	(1,389)	0
Repayments of current borrowings	350	0
Debt issue costs	(9)	0
Proceeds from non-current borrowings, net of debt issuance costs	991
Other	(1)	(8)
Increase (Decrease) In Lease Liabilities	(185)
Payment of finance lease obligations	(233)	0
Deferred revenue	(42)	(100)
Foreign exchange recognized in OCI	(146)	262
Non-current debt due within one year [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt due within one year	400	1,433
Total other changes - liability related, Current portion of non-current borrowings	356
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	400
Foreign exchange recognized in OCI	(44)
Long-term debt
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,570	$ 4,114
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(400)
Foreign exchange, other long-term liabilities	(8)
Adjustments for finance costs	5
Foreign exchange recognized in OCI	(132)
Total other changes - liability related, Long-term debt	535
Other long-term liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities	454
Other	(14)
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(114)
Foreign exchange, other long-term liabilities	(12)
Fair value changes	(4)
Net additions of lease liabilities	(42)
Total other changes - liability related, Other long-term liabilities	(653)
Current lease liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Lease liabilities (note 10)	109
Financial assets, carrying amount immediately after initial application of IFRS 9				$ 22
Other	1
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	319
Adjustments For Other Changes, Current Lease liabilities	342
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Financial assets, carrying amount immediately after initial application of IFRS 9				1,815
Other	11
Increase Decrease Through Reclassification From Long Term Debt To Current Portion Of Long Term Debt Liabilities Arising From Financing Activities	(319)
Foreign exchange, other long-term liabilities	(3)
Fair value changes	(240)
Increase (Decrease) In Lease Liabilities	89
Adjustments For Other Changes, Lease liabilities	$ 1,353
At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities				$ (467)